BORROWING FROM THIRD PARTY, CURRENT (Tables)	12 Months Ended
Dec. 31, 2019
Borrowing From Third Party, Current
Schedule Of Current Borrowings From Third Parties

			Amount	Original Amount	Annual	Repayment
Date	Borrower	Lender	(RMB)	(US$)	Interest Rate	Due Date
4/5/2017	Ambow Education Holding Ltd.	Sino Accord	—	6,000	0%	4/4/2019